Finance Costs - Summary of Finance Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Costs [abstract]
Interest on interest-bearing liabilities	$ 350	$ 229	$ 212
Interest on lease liabilities	102	102	103
Accretion charge	293	238	110
Other finance costs	30	49	36
Less: Finance costs capitalised against qualifying assets	(410)	(311)	(294)
Finance costs	$ 365	$ 307	$ 167